SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares	3 Months Ended		6 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2016
Weighted average number of common shares outstanding: Diluted	1,468,936,991	376,528,409	1,467,161,534	373,973,860
Convertible note [Member]
Weighted average number of common shares outstanding: Diluted			69,691,833
Warrants [Member]
Weighted average number of common shares outstanding: Diluted			635,701